                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5822
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                            MFS CHARTER INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                    Date of reporting period: August 31, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) CHARTER INCOME TRUST

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a discount to NAV.

Visit MFS.COM for the latest information about your investment.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004 MFS(R)CHARTER INCOME TRUST
---------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                     PAR AMOUNT           $ VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS - 95.3%
---------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 59.5%
---------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $1,500,000           $1,526,250
---------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                             335,000              381,062
---------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                               1,390,000            1,480,350
---------------------------------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                                           440,000              391,600
---------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006,12.25% to 2009                                       2,305,000            1,950,606
---------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                              1,500,000            1,584,375
---------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                                           600,000              639,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $7,953,993
---------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%
---------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                    $1,700,000           $1,867,933
---------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.25%, 2007                                                              941,000              960,996
---------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                            995,000            1,052,213
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $3,881,142
---------------------------------------------------------------------------------------------------------------------------
Agency - Other - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                                               $3,600,000           $5,529,596
---------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                      $575,000             $417,504
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                     1,077,363              812,398
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,229,902
---------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
---------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008**                                              $3,550,000              $26,625
---------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 4.5%
---------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019**                                                  $222,233               $1,111
---------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                              3,000,000            3,211,758
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2889%, 2026                                                    2,000,000            2,081,038
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                     1,586,134            1,379,937
---------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2030##                                          3,535,000            3,360,106
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.75%, 2030##                                           2,000,000            1,920,163
---------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                   2,000,000            2,007,192
---------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.74%, 2028^^                                  81,462,735            1,866,034
---------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                              850,000              945,493
---------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                            3,000,000            3,124,570
---------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.0475%, 2031^^                                             23,806,484              619,380
---------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                   4,171,517            4,453,820
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $24,970,602
---------------------------------------------------------------------------------------------------------------------------
Automotive - 1.3%
---------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A.Holdings Corp., 8.5%, 2031                                                $400,000             $487,938
---------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                         1,195,000            1,432,506
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                              2,252,000            2,364,048
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                    1,363,000            1,412,233
---------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                             781,000              900,103
---------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                 84,000              101,640
---------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                         535,000              619,263
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $7,317,731
---------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030,4.625% to 2049                               $1,500,000           $2,009,860
---------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034,3.7425% to 2049                                           829,000              836,801
---------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007,4.552% to 2049##                                       1,600,000            1,786,278
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,632,939
---------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.8%
---------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                              $550,000             $589,875
---------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                   3,030,000            2,408,850
---------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                    2,390,000            2,634,401
---------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 10.5%, 2006                                                    1,900,000            2,131,137
---------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                              600,000              649,500
---------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                         1,169,000            1,500,825
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $9,914,588
---------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                       $2,680,000           $2,827,628
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                 2,537,000            2,833,213
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                       1,800,000            1,847,034
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $7,507,875
---------------------------------------------------------------------------------------------------------------------------
Building - 0.5%
---------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                  $1,005,000           $1,108,012
---------------------------------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                                               1,070,000            1,123,500
---------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                             510,000              562,275
---------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                             205,000              224,475
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $3,018,262
---------------------------------------------------------------------------------------------------------------------------
Business Services - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                              $600,000             $624,000
---------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                      595,000              632,188
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,256,188
---------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                          $710,000             $798,750
---------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                      590,000              607,700
---------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                480,000              604,800
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                         1,690,000            1,922,375
---------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011##                                                                       690,000              734,850
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,668,475
---------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                  $1,600,000           $1,788,013
---------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                                                 $656,000             $665,840
---------------------------------------------------------------------------------------------------------------------------
Containers - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                            $660,000             $717,750
---------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                        190,000              174,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $892,550
---------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                         $2,165,000           $2,311,137
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                          925,000              936,562
---------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                1,800,000            1,893,463
---------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                                   1,425,000            1,472,270
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $6,613,432
---------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                              $1,700,000           $1,828,602
---------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.5%
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                         $1,224,000           $1,248,480
---------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                  35,000               35,525
---------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                                            1,140,000            1,331,032
---------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.55%, 2033                                                                538,000              567,510
---------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                 1,500,000            1,395,000
---------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                               1,784,000            2,151,738
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                1,700,000            1,870,289
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $8,599,574
---------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                   $360,000             $399,600
---------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                        $580,000             $614,800
---------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                            500,000              588,750
---------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                                              500,000              555,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,758,550
---------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                                         $515,000             $580,662
---------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                 610,000              611,525
---------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                 1,120,000            1,134,000
---------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                            1,100,000            1,256,750
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                               1,675,000            1,817,375
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                      900,000              927,000
---------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                      3,000,000            3,360,000
---------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                              600,000              600,000
---------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11%, 2010                                                        1,550,000            1,765,063
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $12,052,375
---------------------------------------------------------------------------------------------------------------------------
Industrial - 0.2%
---------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                       $1,045,000           $1,086,800
---------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%
---------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                                                     $1,800,000           $1,825,189
---------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                      $1,351,000           $1,378,217
---------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
---------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                                      $1,750,000           $1,898,750
---------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                        565,000              610,200
---------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                          240,000              265,200
---------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                               510,000              581,400
---------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                       555,000              621,600
---------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                             1,230,000            1,168,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $5,145,650
---------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                         $1,147,000           $1,273,170
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                       1,500,000            1,759,425
---------------------------------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                                       255,000              270,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $3,302,895
---------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                            $355,000             $374,525
---------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                  858,000              965,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,339,775
---------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 10.7%
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                $10,322,025          $10,793,398
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.9956%, 2020                                                                        3,539                3,539
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                                                6,694,598            7,052,868
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2033 - 2034                                                               32,600,626           33,194,454
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                         5,545,915            5,520,904
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                        3,098,000            3,208,366
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $59,773,529
---------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
---------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                            $555,000             $604,950
---------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             1,600,000            1,887,474
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,492,424
---------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.9%
---------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                            $570,000             $607,050
---------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                2,800,000            2,900,139
---------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                   550,000              618,750
---------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                              830,000              904,700
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $5,030,639
---------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014##                                                     $580,000             $617,700
---------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                              $1,130,000           $1,192,150
---------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                            $1,500,000           $1,725,000
---------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                             1,465,000            1,684,750
---------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                          1,700,000            1,712,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $5,122,500
---------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
---------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                             $1,500,000           $1,857,864
---------------------------------------------------------------------------------------------------------------------------
Retailers - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.3%, 2008                                                                      $1,070,000           $1,310,750
---------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                       1,100,000            1,122,000
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                     530,000              583,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $3,015,750
---------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                $1,650,000           $1,753,125
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
---------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                           $1,251,000           $1,369,845
---------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                               1,800,000            1,849,500
---------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                            1,700,000            1,874,989
---------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                 1,745,000            1,745,000
---------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                      500,000              342,500
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                      520,000              543,400
---------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                               98,000               87,710
---------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                           1,175,000            1,166,188
---------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25%, 2013                                                          1,735,000            1,782,713
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $10,761,845
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                           $1,025,000           $1,191,563
---------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                           1,800,000            1,876,124
---------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                         2,542,000            2,814,787
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $5,882,474
---------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
---------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                              $818,000             $807,775
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 6.8%
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2007                                                                        $5,105,000           $5,363,032
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                                                  8,677,000            9,549,489
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                        6,100,000            6,359,860
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                   8,168,000            7,974,533
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                   6,386,000            6,403,690
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                   2,500,000            2,556,596
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $38,207,200
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 9.8%
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.75%, 2005                                                           $8,000,000           $8,661,560
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                                               7,500,000            9,965,625
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625%, 2015                                                           3,350,000            5,205,454
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                            5,025,000            7,497,260
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                            8,000,000            8,613,440
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                            6,788,181            7,275,552
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                                            6,627,738            7,285,594
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $54,504,485
---------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.0%
---------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                  $570,000             $618,450
---------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                 1,185,000              924,300
---------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                      1,673,000            1,739,920
---------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                          550,000              613,250
---------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                               1,700,000            1,839,247
---------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008                                                                       405,000              439,425
---------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                        1,046,000            1,111,375
---------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                        479,000              480,706
---------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                            430,000              475,150
---------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                2,757,000            2,790,194
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $11,032,017
---------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                $332,636,457
---------------------------------------------------------------------------------------------------------------------------

FOREIGN BONDS - 35.8%
---------------------------------------------------------------------------------------------------------------------------
Australia - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Burns,Philp & Co. Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                        $2,000,000           $2,110,000
---------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015 (International Market Sovereign)^                   AUD 2,618,000            1,946,297
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,056,297
---------------------------------------------------------------------------------------------------------------------------
Austria - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007 (International Market Sovereign)                         EUR 5,859,000           $7,692,348
---------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 (International Market Sovereign)                                 772,000            1,012,044
---------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018 (International Market Sovereign)                              358,000              450,792
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $9,155,184
---------------------------------------------------------------------------------------------------------------------------
Belgium - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009 (International Market Sovereign)                         EUR 1,810,000           $2,252,020
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012 (International Market Sovereign)                                1,973,000            2,582,807
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,834,827
---------------------------------------------------------------------------------------------------------------------------
Brazil - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012 (Emerging Market Sovereign)                        $2,609,892           $2,352,165
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market Sovereign)                             7,786,020            7,620,567
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024 (Emerging Market Sovereign)                          749,000              632,905
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market Sovereign)                            3,062,000            3,276,340
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $13,881,977
---------------------------------------------------------------------------------------------------------------------------
Canada - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.3%, 2005 (Forest & Paper Products)                            $2,592,000           $2,698,920
---------------------------------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009 (Chemicals)                                                        350,000              385,000
---------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009 - 2010 (International Market Sovereign)                 CAD 4,681,000            3,807,853
---------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012 (International Market Sovereign)                             369,000              295,787
---------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023 (International Market Sovereign)                                224,000              231,662
---------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012 (Chemicals)                                                  $830,000              830,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $8,249,222
---------------------------------------------------------------------------------------------------------------------------
Chile - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)             $1,711,000           $1,903,322
---------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)##                                    1,233,000            1,283,454
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $3,186,776
---------------------------------------------------------------------------------------------------------------------------
Colombia - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013 (Emerging Market Sovereign)                                $744,000             $857,460
---------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020 (Emerging Market Sovereign)                                 485,000              591,700
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,449,160
---------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007 (International Market Sovereign)                            DKK 11,863,000          $2,178,183
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 (International Market Sovereign)                               16,161,000            2,951,822
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013 (International Market Sovereign)                                3,511,000              609,462
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $5,739,467
---------------------------------------------------------------------------------------------------------------------------
Finland - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006 (International Market Sovereign)                        EUR 4,222,000           $5,171,415
---------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008 (International Market Sovereign)                               4,962,000            6,035,256
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $11,206,671
---------------------------------------------------------------------------------------------------------------------------
France - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011 (Containers)                                         $530,000             $588,300
---------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 (International Market Sovereign)                         EUR 5,241,000            6,734,341
---------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009 (International Market Sovereign)                                1,681,000            2,108,558
---------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011 (Chemicals)                                                       $1,045,000              883,025
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $10,314,224
---------------------------------------------------------------------------------------------------------------------------
Germany - 4.0%
---------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030
  (Telecommunications - Wireline)                                                           $1,500,000           $1,922,803
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007 (International Market Sovereign)                   EUR 2,998,000            3,771,050
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008 (International Market Sovereign)                     9,552,000           11,819,463
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010 (International Market Sovereign)                    1,673,000            2,222,444
---------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008 (International Market Agencies)                  2,244,000            2,756,979
---------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009 (Chemicals)                                           100,000              131,582
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $22,624,321
---------------------------------------------------------------------------------------------------------------------------
Ireland - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013 (Telecommunications - Wireline)                               $810,000             $874,800
---------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012 (Forest & Paper Products)                                   970,000            1,091,250
---------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007 (International Market Sovereign)                        EUR 8,456,000           10,733,936
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $12,699,986
---------------------------------------------------------------------------------------------------------------------------
Italy - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                        $1,418,000           $1,440,014
---------------------------------------------------------------------------------------------------------------------------
Japan - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit Companies)##                      $1,898,000           $1,954,196
---------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                1,300,000            1,437,693
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $3,391,889
---------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010 (Oils)                                                   $735,000             $801,150
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)##                     123,000              136,223
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)+                      128,000              141,760
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)                          190,000              197,097
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)##                        949,000              984,450
---------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit Companies)##                                2,590,000            2,515,538
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $4,776,218
---------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market Agencies)                           $1,363,000           $1,614,046
---------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022 (Emerging Market Agencies)##                             1,357,000            1,606,263
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $3,220,309
---------------------------------------------------------------------------------------------------------------------------
Mexico - 2.4%
---------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                     $1,000,000           $1,097,500
---------------------------------------------------------------------------------------------------------------------------
Innova S.de R.L., 9.375%, 2013 (Telecommunications - Wireless)                                 654,000              712,860
---------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009 (Emerging Market Agencies)                                     915,000            1,048,590
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Emerging Market Agencies)                  5,105,000            5,819,700
---------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market Agencies)                                   1,416,000            1,727,520
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)                                    889,000            1,002,348
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033 (Emerging Market Sovereign)                                1,804,000            1,905,926
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $13,314,444
---------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007 (International Market Sovereign)                     EUR 4,022,000           $5,256,161
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009 (International Market Sovereign)                         5,359,000            6,662,699
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $11,918,860
---------------------------------------------------------------------------------------------------------------------------
New Zealand - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009 (International Market Sovereign)                     NZD 2,425,000           $1,644,586
---------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013 (International Market Sovereign)^                      8,596,000            5,748,434
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $7,393,020
---------------------------------------------------------------------------------------------------------------------------
Panama - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market Sovereign)                         $1,745,000           $1,928,490
---------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027 (Emerging Market Sovereign)                                   556,000              575,460
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,503,950
---------------------------------------------------------------------------------------------------------------------------
Peru - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 4.5%, 2017 (Emerging Market Sovereign)                                    $1,315,000           $1,137,475
---------------------------------------------------------------------------------------------------------------------------
Poland - 0.3%
---------------------------------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009 (Telecommunications - Wireless)             $1,316,000           $1,408,120
---------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013 (International Market Sovereign)                       EUR 1,777,000           $2,396,363
---------------------------------------------------------------------------------------------------------------------------
Qatar - 0.6%
---------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030 (Emerging Market Sovereign)                                     $2,292,000           $3,260,370
---------------------------------------------------------------------------------------------------------------------------
Russia - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)##                                                     $1,410,000           $1,454,944
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)##                                                           1,020,000            1,106,700
---------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (Telecommunications - Wireless)##                       1,552,000            1,649,000
---------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011 (Emerging Market Sovereign)                              1,684,000            1,342,710
---------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018 (Emerging Market Sovereign)                                    2,674,000            3,499,464
---------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009 (Energy - Integrated)                                           750,000              787,500
---------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007 (Energy - Integrated)                                              2,164,000            2,412,860
---------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009 (Telecommunications - Wireless)##                           1,621,000            1,681,788
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $13,934,966
---------------------------------------------------------------------------------------------------------------------------
Singapore - 0.5%
---------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011,5% to 2049 (Banks & Credit Companies)##           $1,600,000           $1,854,272
---------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013 (Electronics)                                     1,145,000            1,145,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $2,999,272
---------------------------------------------------------------------------------------------------------------------------
South Africa - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017 (Emerging Market Sovereign)                            $3,308,000           $3,944,790
---------------------------------------------------------------------------------------------------------------------------
South Korea - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                        $1,344,000           $1,377,600
---------------------------------------------------------------------------------------------------------------------------
Spain - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008 (International Market Sovereign)                              EUR 1,600,000           $2,141,215
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011 (International Market Sovereign)                               3,014,000            4,029,037
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $6,170,252
---------------------------------------------------------------------------------------------------------------------------
Ukraine - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 6.875%, 2011 (Emerging Market Sovereign)##                    $1,000,000             $990,000
---------------------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65%, 2013 (Emerging Market Sovereign)##                        554,000              559,540
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,549,540
---------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.2%
---------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049 (Banks & Credit Companies)##                          $1,330,000           $1,403,879
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007 (International Market Sovereign)                      GBP 826,000            1,597,507
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012 (International Market Sovereign)                           2,107,000            3,821,046
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $6,822,432
---------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                            $200,357,996
---------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost,$516,358,633)                                                                     $532,994,453
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.+*                                                                            5,720             $446,160
---------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0%
---------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                                         109               $1,319
---------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0%
---------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                            6                 $138
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost,$2,156,110)                                                                          $447,617
---------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%
---------------------------------------------------------------------------------------------------------------------------
U.S. WARRANTS - 0%
---------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0%
---------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                                         760                  $95
---------------------------------------------------------------------------------------------------------------------------
Business Services - 0%
---------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.*                                                               1,625                   $0
---------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.*                                                                 750                    0
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $0
---------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0%
---------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                           11                  $11
---------------------------------------------------------------------------------------------------------------------------
Total U.S.Warrants                                                                                                     $106
---------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost,$39,014)                                                                               $106
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT               $ VALUE
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010                                                    $1,500,000           $1,494,375
---------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                                 $1,494,375
---------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost,$1,438,455)                                                             $1,494,375
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.7%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.57%, due 9/01/04,at Amortized Cost                        $4,036,000           $4,036,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,at Cost and Net Asset Value                     4,634,155           $4,634,155
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT               $ VALUE
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.58%, dated 08/31/2004,due 09/01/2004, total to be received
$9,276,407 (secured by various U.S.Treasury
and Federal Agency obligations in a jointly traded account),at Cost                         $9,276,000           $9,276,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost,$537,938,367)                                                             $552,882,706
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                             6,328,613
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $559,211,319
---------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security
** Non-income producing security -- in default.
 ^ All or a portion of this security is on loan.
^^ Interest only security.
## SEC Rule 144A restriction. + Restricted security.
 ~ As of August 31,2004,the fund had one security representing $446,160 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.
A list of abbreviations is shown below
 AUD = Australian Dollar
 CAD = Canadian Dollar
 DKK = Danish Krone
 EUR = Euro
 GBP = British Pound
 NZD = New Zealand Dollar
 SEK = Swedish Krona

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                     $544,524,828
                                   ------------
Gross unrealized appreciation      $ 17,978,357
                                   ------------
Gross unrealized depreciation        (9,620,479)
                                   ------------
Net unrealized appreciation        $  8,357,878
                                   ------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts and futures contracts.The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                               NET UNREALIZED
                                CONTRACTS TO                                       CONTRACTS                    APPRECIATION
     SETTLEMENT DATE            DELIVER/RECEIVE         IN EXCHANGE FOR            AT VALUE                     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
SALES
     10/12/04                   AUD 2,664,556           $1,891,578                 $1,874,360                        $17,218
     11/16/04                   DKK 36,019,642           5,916,693                  5,894,430                         22,263
 10/6/04-11/15/04               EUR 74,347,332          90,321,068                 90,526,209                       (205,141)
 10/12/04-11/16/04              GBP 2,988,485            5,420,710                  5,358,803                         61,907
     10/12/04                   NZD 11,426,305           7,309,864                  7,459,468                       (149,604)
                                                      ------------               ------------                      ---------
                                                      $110,859,913               $111,113,270                      ($253,357)
                                                      ============               ============                      =========
PURCHASES
     9/13/04                    CAD 744,699               $569,123                   $566,685                        ($2,438)
     10/6/04-11/15/04           EUR 2,692,051            3,293,894                  3,277,726                        (16,168)
     11/16/04                   SEK 5,364,550              712,206                    715,107                          2,901
                                                      ------------               ------------                      ---------
                                                        $4,575,223                 $4,559,518                       ($15,705)
                                                      ============               ============                      =========

At August 31,2004,forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $135,995 with Merrill Lynch International.

At August 31,2004,the fund had sufficient cash and/or securities to cover any commitments under these contracts.

FUTURES CONTRACTS
                                                                                                                      Unrealized
Description                        Expiration              Contracts                  Position                        Depreciation
U.S. Treasury 10 Year              December 2004           200                        Short                           ($85,199)

At August 31,2004,the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(3) RESTRICTED SECURITIES
The fund may invest not more than 20% of its total assets in securities that are subject to legal or contractual restrictions on resale.At August 31,2004,the fund owned the following restricted securities,excluding securities issued under Rule 144A,constituting 0.10% of net assets which may not be publicly sold without registration under the
Securities Act of 1933.The fund does not have the right to demand that such securities be registered.The value of these securities is determined by valuations furnished by dealers or by a pricing service,or if not available,in good faith at the direction of the Trustees.

                                   Date of                 Share/Principal
Description                        Acquisition             Amount                     Cost                            Value
Kazkommerts International B.V.     4/14/03                 128,000                    $139,853                        $141,760
Sind Holdings, Inc.                12/15/99                5,720                      2,127,667                       446,160
                                                                                                                      $587,920

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS CHARTER INCOME TRUST
              ---------------------------------------------------------


By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President

Date:   October 25, 2004
        ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President
                                (Principal Executive Officer)

Date:   October 25, 2004
        ----------------

By (Signature and Title)*       RICHARD M. HISEY
                                --------------------------------------------
                                Richard M. Hisey, Treasurer (Principal Financial
                                Officer and Accounting Officer)

Date:   October 25, 2004
        ----------------

* Print name and title of each signing officer under his or her signature.